FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2017	2016
Subsidiary and corporate borrowings	$10,164	$8,326
Preferred shares	20	20
Cash and cash equivalents(1)	(459)	(789)
Net debt	9,725	7,557
Total partnership capital	13,474	9,644
Total capital and net debt	$23,199	$17,201
Net debt to capitalization ratio	42%	44%

(1)	Includes marketable securities.

Disclosure of liquidity management
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2017	2016
Corporate cash and financial assets	$205	$549
Availability under committed credit facilities	2,475	2,475
Draws on credit facility	(789)	—
Commitments under credit facility	(106)	(46)
Corporate liquidity	$1,785	$2,978

(1)	Corporate level only.

Disclosure of maturity analysis for financial liabilities
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2017
US$ MILLIONS
Accounts payable and other liabilities	$646	$45	$59	$293	$1,043
Corporate borrowings	99	—	1,445	557	2,101
Non-recourse borrowings	372	571	2,043	5,101	8,087
Financial liabilities	237	58	930	88	1,313

Interest Expense:
Corporate borrowings	49	47	106	25	227
Non-Recourse borrowings	381	348	864	1,343	2,936

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2016
US$ MILLIONS
Accounts payable and other liabilities	$540	$34	$26	$186	$786
Corporate borrowings	295	93	279	335	1,002
Non-recourse borrowings	286	233	1,708	5,109	7,336
Financial liabilities	229	29	49	74	381

Interest Expense:
Corporate borrowings	40	29	64	14	147
Non-recourse borrowings	361	342	871	1,450	3,024

Disclosure of sensitivity analysis for interest rate and foreign exchange risk
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 10 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 10 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 10 basis points would have had the following impact, assuming all other variables were held constant:

	2017		2016		2015
US$ MILLIONS	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase
Net income (loss)	$—	$—	$1	$(1)	$2	$(2)
Other comprehensive (loss) income	(1)	1	(1)	1	(2)	2
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:

•
Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;

•	Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and

•
The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2017		2016		2015
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$(18)	$18	$(2)	$2	$8	$(8)
USD/EUR	(9)	9	(8)	8	5	(5)
USD/GBP	(3)	3	(6)	6	5	(5)
USD/BRL	21	(21)	14	(14)	—	—
USD/CLP	1	(1)	—	—	1	(1)
USD/CAD	(1)	1	(1)	1	1	(1)
USD/PEN	—	—	—	—	—	—
USD/INR	—	—	—	—	—	—

	Impact on Partnership Capital
	2017		2016		2015
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$—	$—	$—	$—	$24	$(24)
USD/EUR	—	—	35	(35)	18	(18)
USD/GBP	—	—	—	—	23	(23)
USD/CLP	8	(8)	10	(10)	13	(13)
USD/COP	7	(7)	6	(6)	6	(6)
USD/BRL	334	(334)	172	(172)	89	(89)
USD/CAD	—	—	—	—	11	(11)
USD/PEN	12	(12)	11	(11)	—	—
USD/INR	4	(4)	4	(4)	—	—

Disclosure of foreign currency exposure
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2017, 2016 and 2015:

2017
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD	Total
Assets:
Current assets	$358	$276	$151	$322	$85	$78	$—	$68	$100	$57	$17	$1,512
Non-current assets	4,400	5,770	4,431	8,184	1,117	814	836	764	1,356	256	37	27,965
	$4,758	$6,046	$4,582	$8,506	$1,202	$892	$836	$832	$1,456	$313	$54	$29,477
Liabilities:
Current liabilities	$641	$227	$414	$73	$59	$55	$—	$26	$18	$30	$21	$1,564
Non-current liabilities	3,093	3,983	2,614	2,015	989	443	—	438	673	185	6	14,439
	3,734	4,210	3,028	2,088	1,048	498	—	464	691	215	27	16,003
Non-controlling interest—in operating subsidiaries and preferred unitholders	602	417	396	3,082	75	891	—	302	644	60	1	6,470
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(50)	407	332	959	23	28	240	19	35	11	8	2,012
Net investment	$472	$1,012	$826	$2,377	$56	$(525)	$596	$47	$86	$27	$18	$4,992

2016
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD	Total
Assets:
Current assets	$849	$214	$127	$42	$102	$18	$—	$55	$127	$52	$46	$1,632
Non-current assets	3,744	5,542	3,739	1,895	1,070	677	718	700	1,260	265	33	19,643
	$4,593	$5,756	$3,866	$1,937	$1,172	$695	$718	$755	$1,387	$317	$79	$21,275
Liabilities:
Current liabilities	$833	$206	$262	$23	$50	$35	$—	$27	$27	$36	$16	$1,515
Non-current liabilities	1,636	3,764	2,243	—	941	309	—	369	636	186	32	10,116
	2,469	3,970	2,505	23	991	344	—	396	663	222	48	11,631
Non-controlling interest—in operating subsidiaries and preferred unitholders	919	370	333	189	89	261	—	294	610	58	23	3,146
Non-controlling interest—Redeemable Partnership Units held by Brookfield	344	405	294	493	26	26	206	19	33	11	3	1,860
Net investment	$861	$1,011	$734	$1,232	$66	$64	$512	$46	$81	$26	$5	$4,638

2015
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	Total
Assets:
Current assets	$234	$380	$470	$6	$126	$291	$—	$46	$1,553
Non-current assets	2,485	5,816	3,927	1,020	1,052	636	618	629	16,182
	$2,719	$6,196	$4,397	$1,026	$1,178	$927	$618	$675	$17,735
Liabilities:
Current liabilities	$502	$103	$434	$—	$30	$122	$—	$20	$1,210
Non-current liabilities	1,714	3,745	2,312	—	902	334	—	342	9,349
	2,216	3,848	2,746	—	932	456	—	362	10,559
Non-controlling interest—in operating subsidiaries and preferred unitholders	377	269	385	141	121	248	—	256	1,797
Non-controlling interest—Redeemable Partnership Units held by Brookfield	36	587	357	249	35	63	175	16	1,518
Net investment	$90	$1,492	$909	$636	$90	$160	$443	$41	$3,861